RELATED PARTY TRANSACTIONS - Schedule of Transactions with TCCC (Details) - TCCC - Entities with joint control or significant influence over entity - EUR (€) € in Millions	6 Months Ended
	Jul. 02, 2021	Jun. 26, 2020	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 22	€ 22
Amounts affecting cost of sales	(1,438)	(1,240)
Amounts affecting operating expenses	4	(2)
Total net amount affecting the Consolidated Income Statement	(1,412)	€ (1,220)
Amount due from TCCC	90		€ 146
Amount payable to TCCC	€ 282		€ 167